Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

5.                                      Inventories

	December 31,	December 31,
	2011	2010
Raw materials	$3,230,727	$1,176,209
Work in progress	446,468	632,911
Finished goods	4,436,233	12,732,434
Inventories	$8,113,428	$14,541,554

For the year ended December 31, 2011, the Company charged $1,205,179 (2010 – $297,623; 2009 – $187,442) of excessive fixed production overhead to cost of sales.

In 2011, 2010 and 2009, cost of sales included provision of $4,034,169, $6,805,541, and $593,451, respectively for the estimated value of inventory likely to expire before being sold.